Document and Entity Information	May 09, 2017
Prospectus:
Document Type	497
Document Period End Date	May 09, 2017
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	May 09, 2017
Document Effective Date	May 09, 2017
Prospectus Date	Jun. 28, 2016
Dearborn Partners Rising Dividend Fund | Dearborn Partners Rising Dividend Fund - Class A Shares
Prospectus:
Trading Symbol	DRDAX
Dearborn Partners Rising Dividend Fund | Dearborn Partners Rising Dividend Fund - Class C Shares
Prospectus:
Trading Symbol	DRDCX
Dearborn Partners Rising Dividend Fund | Dearborn Partners Rising Dividend Fund - Class I Shares
Prospectus:
Trading Symbol	DRDIX